Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 215,346	$ 17,036	$ 472,697
Accounts receivable	8,036	7,217	18,212
Inventory	3,464	3,464	3,464
Marketable securities		0	2,955
Note receivable	1,100,000	1,100,000	0
Other receivable	157,546	0	475,000
Prepaid expenses and other current assets	52,459	44,880	35,161
Total current assets	1,536,851	1,172,597	1,007,489
Long term assets:
Right of use lease	271,785	287,783	344,370
Investments	8,424,000	8,424,000	8,424,000
Total long term assets		8,718,093	8,820,651
Total assets	10,237,037	9,890,690	9,828,140
Current liabilities:
Accounts payable	1,878,767	1,629,803	842,404
Accrued interest	5,843	1,613	1,613
Unearned subscriptions	810,035	928,203	1,295,514
Lease liability right of use, current	65,479	65,389	64,818
Senior secured debenture, net of issuance costs	882,355	0
Other note payable, current portion	3,402	10,592	28,064
Merchant cash advance	129,124	187,921	0
Total current liabilities	5,356,082	4,267,710	2,232,413
Long term liabilities:
Note payable		0	11,550
Lease liability right of use, long term	213,076	228,785	287,417
Total long term liabilities	213,076	228,785	298,967
Commitments and contingencies	0	0	0
Stockholders’ equity
Common stock	3,603	3,538	3,223
Common stock payable		0	0
Treasury stock		0	(27,650)
Additional paid in capital	28,446,257	28,343,505	26,802,808
Accumulated deficit	(23,785,251)	(22,956,118)	(19,484,891)
Total stockholders’ equity	4,667,879	5,394,195	7,296,760
Total liabilities and stockholders’ equity	10,237,037	9,890,690	9,828,140
Nonrelated Party
Current liabilities:
Advances payable	40,000	50,000	0
Related Party
Current liabilities:
Advances payable	248,077	101,189	0
Evtec
Current liabilities:
Evtec advances payable	1,293,000	1,293,000	0
Machinery and Equipment
Long term assets:
Property and equipment, net	4,401	6,310	52,281
Undesignated Preferred Stock
Stockholders’ equity
Preferred stock value	0	0	0
Series A Preferred Stock
Stockholders’ equity
Preferred stock value	3,270	3,270	3,270
Series B Preferred Stock
Stockholders’ equity
Preferred stock value	$ 0	$ 0	$ 0